Related parties	12 Months Ended
Dec. 31, 2025
Related parties [Abstract]
Related parties
Note 13 – Related parties

Related party transactions relate to the Company’s subsidiaries, employees, and members of the board of directors.

Transactions between DHT Holdings, Inc. and its subsidiaries have been eliminated on consolidation and are not disclosed in this note.
Further, DHT has guarantees for certain of its subsidiaries. This mainly relates to the Company’s secured credit facilities, all of which are entered into by special-purpose wholly owned vessel-owning subsidiaries as borrowers and guaranteed by DHT Holdings, Inc.